Segment information - Schedule of Segment Results (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of operating segments [line items]
Net sales	€ 37,761	€ 36,041	[1]	€ 36,126	[1]
Other revenues	1,414	1,328	[1]	1,505	[1]
Cost of sales	(12,255)	(12,159)	[1]	(11,979)	[1]
Research and development expenses	(5,692)	(5,530)	[1]	(6,020)	[1]
Selling and general expenses	(9,555)	(9,391)	[1]	(9,884)	[1]
Share of profit/(loss) from investments accounted for using the equity method	39	359		255
Net income attributable to non-controlling interests	56	36	[2]	31	[3]
Pharmaceuticals
Disclosure of operating segments [line items]
Net sales	26,970	25,674		25,700
Other revenues	264	128		173
Cost of sales	(6,965)	(6,982)		(6,751)
Research and development expenses	(4,330)	(4,171)		(4,851)
Selling and general expenses	(5,326)	(4,927)		(5,443)
Other operating income and expenses	(1,172)	(487)		(630)
Share of profit/(loss) from investments accounted for using the equity method	17	5		5
Net income attributable to non-controlling interests	(49)	(33)		(29)
Business operating income	9,409	9,207		8,174
Vaccines
Disclosure of operating segments [line items]
Net sales	6,323	5,973		5,731
Other revenues	1,095	1,141		1,275
Cost of sales	(3,430)	(3,312)		(3,373)
Research and development expenses	(712)	(682)		(639)
Selling and general expenses	(805)	(789)		(823)
Other operating income and expenses	128	3		(4)
Share of profit/(loss) from investments accounted for using the equity method	11	2		9
Net income attributable to non-controlling interests	(1)	0		0
Business operating income	2,609	2,336		2,176
Consumer Healthcare
Disclosure of operating segments [line items]
Net sales	4,468	4,394		4,695
Other revenues	55	59		57
Cost of sales	(1,606)	(1,528)		(1,599)
Research and development expenses	(153)	(153)		(149)
Selling and general expenses	(1,388)	(1,419)		(1,529)
Other operating income and expenses	111	53		193
Share of profit/(loss) from investments accounted for using the equity method	11	9		(5)
Net income attributable to non-controlling interests	(5)	(5)		(6)
Business operating income	1,493	1,410		1,657
Other (a)
Disclosure of operating segments [line items]
Net sales	0	0		0
Other revenues	0	0		0
Cost of sales	(250)	(284)		(253)
Research and development expenses	(497)	(524)		(381)
Selling and general expenses	(2,036)	(2,256)		(2,089)
Other operating income and expenses	(13)	(130)		17
Share of profit/(loss) from investments accounted for using the equity method	0	0		0
Net income attributable to non-controlling interests	(1)	0		0
Business operating income	(2,797)	(3,194)		(2,706)
Total Sanofi
Disclosure of operating segments [line items]
Net sales	37,761	36,041		36,126
Other revenues	1,414	1,328		1,505
Cost of sales	(12,251)	(12,106)		(11,976)
Research and development expenses	(5,692)	(5,530)		(6,020)
Selling and general expenses	(9,555)	(9,391)		(9,884)
Other operating income and expenses	(946)	(561)		(424)
Share of profit/(loss) from investments accounted for using the equity method	39	16		9
Net income attributable to non-controlling interests	(56)	(38)		(35)
Business operating income	€ 10,714	€ 9,759		€ 9,301

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[3]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.